Annual Total Returns- Energy Services Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Energy Services Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.96%)	0.31%	24.29%	(29.35%)	(31.77%)	23.58%	(18.86%)	(45.57%)	(0.41%)	(36.94%)